SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").
Basis of consolidation

  Basis of consolidation

        The consolidated financial statements include the financial statements of the Company, all its subsidiaries and the VIE. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

  Use of estimates

        The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the reporting periods and the accompanying notes. Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to revenue recognition, provision for income taxes, share-based compensation, impairment of goodwill and indefinite lived intangible assets, allowance for doubtful accounts, purchase price allocation in business combinations, contingent consideration, valuation allowance of deferred tax assets, useful life of property, plant and equipment, and economic life of intangible assets as well as performance based share awards. Actual results could differ from those estimates.

Cash and cash equivalents

  Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have original maturities of three months or less when purchased.

Term deposits

  Term deposits

        The Group's term deposits are classified as held-to-maturity and carried at amortized cost. The term deposits mature within one year from the contractual dates and are subject to penalty for early redemption before their maturity.

Short-term investments

  Short-term investments

        Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

        The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Allowance for doubtful accounts

  Allowance for doubtful accounts

        Accounts receivables represent those receivables derived in the ordinary course of business. The Group maintains an allowance for doubtful accounts for estimated incurred losses on uncollected accounts receivables. Management considers the following factors when determining the collectability of specific accounts: credibility of the customers, aging of the receivables, historical loss experience and other specific circumstances related to the accounts.

Assets held for sale

  Assets held for sale

        The Group considers property, plant and equipment to be assets held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Upon designation as an asset held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

Concentration risk

  Concentration risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places their cash and cash equivalents and restricted cash with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalent and restricted cash is limited because the counterparties are banks with high credit ratings. The Group conducts credit evaluations of its clients and generally does not require collateral or other security from them. The maximum exposure to credit risk is represented by their carrying amounts in the consolidated balance sheet.

        Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2011	%	2012	%	2013	%
Client A	17,826	8	29,772	8	69,530	10
Client B	23,928	11	26,582	7	38,512	6

        Details of customer accounting for 10% or more of accounts receivable were as follows:

	Years ended December 31,
	2012	2013
Client C	31%	18%

Equity method investment

  Equity method investment

        Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

        The Group reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment.

Property, plant and equipment, net

  Property, plant and equipment, net

        Property, plant and equipment, net, are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method over the following estimated useful lives:

Building	30 years
Furniture, fixtures and electronic equipment & software	3 – 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life
of the asset or the lease term

Land use right

  Land use right

        All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to the enterprise to use the land for a specified period of time. Land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Intangible assets, impairment of long-lived assets and impairment of goodwill and indefinite-lived assets

  Intangible assets

        Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values. Subsequently, the trade name with indefinite life is stated at cost less impairment loss and other acquired intangible assets with definite life are stated at cost less accumulated amortization and impairment loss. Customer base and customer relationship are amortized using the estimated attrition pattern. Other acquired intangible assets are amortized using the straight-line method. The estimated economic lives are as follows:

Customer base and customer relationship	3 – 6.8 years
Non-compete agreement	1 – 5 years
Contract backlog	0.5 – 2.14 years
Trade name	1 year – Indefinite
Trademark	1 – 2 years
Software Technology	4 – 5 years

  Impairment of long-lived assets with definite lives

        The Group evaluates the recoverability of long-lived assets, including property, plant and equipment and intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

  Impairment of goodwill and indefinite-lived intangible assets

        Goodwill and intangible assets with indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Absent from any impairment indicators, the Group performs its annual impairment test on December 31 each year, following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

        The Group has determined that the Group's certain trade names do not have determinable useful lives. Consequently, the carrying amounts of these trade names are not subject to amortization but are tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Revenue recognition

  Revenue recognition

        The Group enters into sales contractual arrangements related to its technology outsourcing services. For each contract, revenues are recognized in accordance with an authoritative pronouncement regarding revenue recognition issued by Financial Accounting Standards Board ("FASB") and when all of the following criteria are met: persuasive evidence of sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

        Arrangements for technology outsourcing services are either on a time-and-material or fixed-price basis.

        Revenues from time-and-material contracts are recognized as billable services are rendered, assuming all other basic revenue recognition criteria are met.

        Revenues from fixed-price contracts are recognized using the proportional performance method as determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion. Estimated contract costs are obtained from budgets that are reviewed monthly and revised as necessary. The Group reviews the estimated revenues and estimated costs on each project at the end of each reporting period. Any revisions to existing estimates are made when required by members of management having the relevant authority. As part of the review process, management regularly compares and analyzes the actual costs incurred and the estimate of costs to complete the projects to the total estimated costs and the total contract price. Management make revisions to existing estimates as needed based on the analysis performed and with proper level of approval in the period in which changes become known. As a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

        Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

        For the years ended December 31, 2011, 2012 and 2013, details of net revenues breakdown by contract type were as follows:

	Years ended December 31,
	2011	2012	2013
Time-and-material	$175,115	$282,615	$543,062
Fixed-price	43,874	76,416	126,957

Total	$218,989	$359,031	$670,019

Value added tax ("VAT")

  Value added tax ("VAT")

        The Company's PRC subsidiaries are subject to value-added tax at a rate of 17% on revenues from product sales and services and are paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

        In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang and Hubei starting from September 1, 2012, October 1, 2012, October 1, 2012, November 1, 2012, November 1, 2012, December 1, 2012, December 1, 2012 and December 1, 2012. Since August 2013, this tax pilot program had been expanded to the remaining areas within China. As a result, from August 1, 2013 the Company's PRC subsidiaries are subject to VAT at the rates, 6% or 3%.

Business tax

  Business tax

        The Company's subsidiaries in the PRC are subject to business tax of 5% and related surcharges on the revenues earned from providing services. Business tax is recorded as a reduction in revenues when incurred, and the outstanding balance has been recorded in other taxes payable.

Government subsidies

  Government subsidies

        Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Group receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Group records government subsidies as deductions of the related expenses when there is no further performance obligation. Total government subsidies amounted to $2,744, $13,334 and $11,326 for the years ended December 31, 2011, 2012 and 2013, respectively, and were included in general and administrative expenses and cost of revenues.

Operating and Capital Leases

  Operating leases

        Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

  Capital leases

        Capital leases are recorded as an asset and an obligation at an amount equal to the present value, at the beginning of lease term, of minimum lease payments during the lease term, or if lower, the fair value of the leased assets. The assets are amortized over the useful lives of the assets, or if shorter, the lease term. Lease payments are allocated between a reduction of the obligation and interest expense so as to produce a consistent periodic rate of interest on the remaining balance of the obligation.

Income taxes

  Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

  Foreign currency translation

        The functional and reporting currency of the Company is the United States dollar ("U.S. dollar").

        The financial records of the Company's subsidiaries and VIE located in the PRC, Japan, the U.S., Hong Kong, Singapore, Australia and Spain are maintained in their local currencies, the Renminbi ("RMB"), Japanese Yen ("Yen"), U.S. dollar, Hong Kong Dollar ("HK$"), Singapore Dollars ("SN$"), Australia Dollar ("AU$") and Euro Dollar ("Euro"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended December 31, 2011, 2012 and 2013, foreign currency exchange losses were $2,070, $1,042 and $616, respectively.

        The entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income.

        The exchange losses have been reclassified from operating expenses to other income in the consolidated financial statement to conform with the presentation of the financial statements for the year ended December 31, 2013.

Comprehensive income	Comprehensive income Comprehensive income for the year includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.
Financial instruments

  Financial instruments

        Financial instruments include cash and cash equivalents, restricted cash, term deposits, short-term investment, accounts receivable and accounts payable. The carrying values of cash and cash equivalents, restricted cash, term deposits, accounts receivable and accounts payable approximate their fair values due to short-term maturities.

Fair value

  Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

  Level 1

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Fair value of foreign currency forward contracts is discussed in Note 15.

  Level 3

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        Fair value of acquired assets and contingent consideration is discussed in Note 15.

Net income per share

  Net income per share

        Basic net income per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

        Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

        The Group had stock options and potentially issuable common shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic net income per share. To calculate the number of shares for diluted net income per share, the effect of stock options is computed using the treasury stock method.

Share-based compensation

  Share-based compensation

        Share-based payment transactions with employees, such as stock options, are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs, net of expected forfeitures, using the graded vesting method over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Business combinations

  Business combinations

        Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations.

Recent accounting pronouncements adopted and not yet adopted

  Recent accounting pronouncements not yet adopted

        In March 2013, the FASB issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

        For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

        Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

        The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

        In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this Accounting Standards Updates ("ASU") is to eliminate diversity in practice resulting from a lack of guidance on this topic in current US GAAP.

        The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

        This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.